Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Analysis of income and expense [abstract]
Interest income	€ 0.8	€ 0.1
Net fair value gains on derivatives held for trading	0.0	5.0
Net foreign exchange gains on translation of financial assets and liabilities	0.8	1.1
Total finance income	1.6	6.2
Interest expense	(12.9)	(11.0)
Interest expense on lease liabilities	(1.3)	0.0
Net pension interest costs	(0.9)	(0.9)
Amortization of borrowing costs	(0.5)	(0.1)
Net fair value losses on derivatives held for trading	(0.8)	0.0
Interest on unwinding discounted items	0.0	(0.3)
Finance costs	16.4	12.3
Net financing costs	€ (14.8)	€ (6.1)